Provision for taxes, civil and labor risks - Total amount of claims (Details) - BRL (R$) R$ in Millions		1 Months Ended	12 Months Ended
	Jul. 18, 2017	Jul. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Provision for Taxes, Claims
Proceedings for which no provision was recorded			R$ 237.2	R$ 95.8
Taxes
Provision for Taxes, Claims
Proceedings for which no provision was recorded			R$ 80.6	41.8
Rate of additional charge on COFINS			1.00%
Rate on imports of aircrafts and parts			0.00%
Civil
Provision for Taxes, Claims
Proceedings for which no provision was recorded			R$ 23.3	8.5
Provisions relating to COFINS			R$ 0.0
Civil | Aeroportos do Brasil Viracopos S.A. ("ABV")
Provision for Taxes, Claims
Percentage of fine and discount on payments		40.00%	40.00%
Direct discount rate	20.00%
Percentage of remaining fine and discount payable through judicial deposit	20.00%
Claims relating to civil lawsuits			R$ 26.2
Labor
Provision for Taxes, Claims
Proceedings for which no provision was recorded			133.3	R$ 45.5
Claims relating to labor lawsuits			R$ 66.0